Share-based payments - RSU Transactions (Details) - shares	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020
Share Options Activity [Roll Forward]
RSUs/Options outstanding, beginning balance (shares)	1,794,377	2,037,665
Granted (shares)	1,244,975	558,489
Cancelled (shares)	(117,868)	(59,297)
RSUs/Options outstanding, ending balance (shares)	2,498,973	1,794,377
Omnibus Plan
Share Options Activity [Roll Forward]
RSUs/Options outstanding, beginning balance (shares)	39,432	10,650
Granted (shares)	119,758	35,171
Settled (shares)	(13,386)	(3,550)
Cancelled (shares)	(8,687)	(2,839)
RSUs/Options outstanding, ending balance (shares)	137,117	39,432